Group Information - Summary Of Transactions And Balances With Related Parties (Directors And Senior Management) (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total	€ 17,704,595	€ 1,635,412	€ 4,677,047	€ 2,209,484	€ 911,603
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Wages and salaries	1,575,044	973,170	2,921,274	870,222	513,432
Share-based payment plan expenses	€ 16,129,551	€ 662,242	€ 1,755,773	€ 1,339,262	€ 398,171